Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,126,656.18

Principal:
Principal Collections	$12,481,729.68
Prepayments in Full	$5,666,956.90
Liquidation Proceeds	$155,511.10
Recoveries	$43,244.26
Sub Total	$18,347,441.94
Collections	$19,474,098.12

Purchase Amounts:
Purchase Amounts Related to Principal	$314,159.07
Purchase Amounts Related to Interest	$1,836.31
Sub Total	$315,995.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,790,093.50

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,790,093.50
Servicing Fee	$261,433.50	$261,433.50	$0.00	$0.00	$19,528,660.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,528,660.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,528,660.00
Interest - Class A-3 Notes	$75,673.82	$75,673.82	$0.00	$0.00	$19,452,986.18
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$19,347,850.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,347,850.76
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$19,292,578.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,292,578.76
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$19,250,686.09
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,250,686.09
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$19,195,852.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,195,852.76
Regular Principal Payment	$18,064,216.20	$18,064,216.20	$0.00	$0.00	$1,131,636.56
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,131,636.56
Residual Released to Depositor	$0.00	$1,131,636.56	$0.00	$0.00	$0.00
Total		$19,790,093.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,064,216.20
Total					$18,064,216.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,064,216.20	$42.99	$75,673.82	$0.18	$18,139,890.02	$43.17
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$18,064,216.20	$13.46	$332,807.24	$0.25	$18,397,023.44	$13.71

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$110,742,177.51	0.2635464	$92,677,961.31	0.2205568
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$303,792,177.51	0.2263305	$285,727,961.31	0.2128724

Pool Information
Weighted Average APR	4.207%	4.216%
Weighted Average Remaining Term	29.54	28.76
Number of Receivables Outstanding	25,960	25,130
Pool Balance	$313,720,201.82	$294,945,406.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$303,792,177.51	$285,727,961.31
Pool Factor	0.2300030	0.2162383

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$9,217,445.35
Targeted Overcollateralization Amount	$9,217,445.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,217,445.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$156,438.41
(Recoveries)		107	$43,244.26
Net Loss for Current Collection Period			$113,194.15
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4330%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6945%
Second Preceding Collection Period			0.1617%
Preceding Collection Period			0.8311%
Current Collection Period			0.4463%
Four Month Average (Current and Preceding Three Collection Periods)			0.5334%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,805	$7,701,592.24
(Cumulative Recoveries)			$1,352,960.14
Cumulative Net Loss for All Collection Periods			$6,348,632.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4654%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,024.07
Average Net Loss for Receivables that have experienced a Realized Loss			$1,668.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.93%	379	$5,707,086.35
61-90 Days Delinquent	0.26%	46	$755,863.27
91-120 Days Delinquent	0.09%	16	$271,546.38
Over 120 Days Delinquent	0.26%	42	$768,617.78
Total Delinquent Receivables	2.54%	483	$7,503,113.78

Repossession Inventory:
Repossessed in the Current Collection Period		14	$276,960.87
Total Repossessed Inventory		18	$334,033.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4187%
Preceding Collection Period			0.4160%
Current Collection Period			0.4138%
Three Month Average			0.4162%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer